Share-based payment reserve (Tables)	12 Months Ended
Jun. 30, 2024
Share-based payment transaction
Schedule of share-based payment expense

		2024	2023	2022
for the year ended 30 June	Note	Rm	Rm	Rm

During the year, the following share-based payment expense was recognised in the income statement relating to the equity-settled share-based payment schemes:
Long-term incentives	32.1	891	909	1 001
Sasol Khanyisa Employee Share Ownership Plan (ESOP): Tier 2 — Qualifying employees	32.2	95	124	163

Equity-settled — recognised directly in equity		986	1 033	1 164

Long-term Incentive plan
Share-based payment transaction
Schedule of movements in the number of incentives outstanding

		Weighted average
	Number of	fair value
Movements in the number of incentives outstanding	incentives	Rand
Balance at 30 June 2022*	14 262 197	222,16
LTIs granted	3 179 896	322,43
LTIs exercised	(4 862 497)	280,69
Effect of CPTs and LTIs forfeited	(655 706)	244,41
Balance at 30 June 2023	11 923 890	223,80
LTIs granted	5 096 901	237,92
LTIs exercised	(5 269 601)	155,97
Effect of CPTs and LTIs forfeited	(757 993)	285,49
Balance at 30 June 2024*	10 993 197	258,52
*	The incentives outstanding as at 30 June 2024 have a weighted average remaining vesting period of 1,5 years (30 June 2023: 1,3 years). The exercise price of these options is Rnil.

Schedule of weighted average market price

	2024	2023
for year ended 30 June	Rand	Rand
Average weighted market price of LTIs vested	184,73	300,94

Schedule of the assumptions used to calculate the average fair value of options granted

Average fair value of incentives granted		2024	2023
Model		Monte-Carlo	Monte-Carlo
Risk-free interest rate — Rand	(%)	7,69 - 8,33	6,76 - 8,21
Risk-free interest rate — US$	(%)	2,24 - 2,46	1,45 - 2,37
Expected volatility	(%)	37,64	50,24
Expected dividend yield	(%)	7,27	6,37
Expected forfeiture rate	(%)	5	5
Expected vesting percentage	(%)	95,26	98,65
Vesting period — top management		3/5 years	3/5 years
Vesting period — all other participants		3 years	3 years